Columbia Variable Portfolio – Emerging Markets Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Brazil 6.5%
Banco BTG Pactual SA	195,408	2,134,083
Embraer SA, ADR	118,567	7,035,766
MercadoLibre, Inc.(a)	4,499	7,778,861
NU Holdings Ltd., Class A(a)	862,081	12,388,104
Petroleo Brasileiro SA, ADR	70,989	1,473,022
Total		30,809,836
China 22.1%
Alibaba Group Holding Ltd.	1,050,900	16,472,321
Atour Lifestyle Holdings Ltd., ADR	95,863	3,528,717
Bilibili, Inc.(a)	63,240	1,425,496
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Construction Bank Corp., Class H	2,565,000	2,768,185
China Hongqiao Group Ltd.	1,323,500	5,978,527
China Resources Land Ltd.	1,313,500	4,868,267
CITIC Securities Co., Ltd., Class A	336,680	1,181,530
CMOC Group Ltd., Class H	1,107,000	2,328,199
Contemporary Amperex Technology Co., Ltd., Class A	137,300	8,123,500
Dongfang Electric Corp., Ltd., Class H	402,600	1,773,816
Eastroc Beverage Group Co., Ltd., Class A	95,920	2,850,163
Futu Holdings Ltd., ADR(a)	22,056	3,016,379
Fuyao Glass Industry Group Co., Ltd., Class A	181,975	1,517,930
Hansoh Pharmaceutical Group Co., Ltd.	498,000	2,279,568
Montage Technology Co., Ltd., Class A	61,563	1,145,155
New Horizon Health Ltd.(a),(b),(c)	272,000	0
Ping An Insurance Group Co. of China Ltd., Class H	862,000	6,628,103
Sieyuan Electric Co., Ltd., Class A	164,600	4,868,215
Tencent Holdings Ltd.	330,501	20,845,485
Weichai Power Co., Ltd., Class H	452,000	1,602,893
WuXi Biologics Cayman, Inc.(a)	318,500	1,369,707
WuXi XDC Cayman, Inc.(a)	464,500	3,523,259
Zijin Mining Group Co., Ltd., Class H	1,320,000	5,938,019
Total		104,033,435
Finland 0.5%
Amer Sports, Inc.(a)	76,767	2,527,170
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 4.7%
Eurobank SA	1,739,630	6,965,538
JUMBO SA	40,926	1,039,749
National Bank of Greece SA	150,648	2,327,193
Piraeus Bank SA(a)	948,414	7,792,177
Public Power Corp. SA	182,482	3,815,104
Total		21,939,761
Hong Kong 0.8%
Hong Kong Exchanges and Clearing Ltd.	30,200	1,523,529
Zijin Gold International Co., Ltd.(a)	95,947	2,183,641
Total		3,707,170
India 5.8%
360 ONE WAM Ltd.	220,687	2,229,487
Bajaj Finance Ltd.	183,611	1,571,101
Bharat Electronics Ltd.	703,334	3,009,743
Bharti Airtel Ltd.	360,654	6,853,650
Cholamandalam Investment and Finance Co., Ltd.	94,965	1,373,011
Eicher Motors Ltd.	22,202	1,554,551
Eternal Ltd.(a)	1,113,312	2,739,001
HDFC Bank Ltd., ADR	50,164	1,248,080
Larsen & Toubro Ltd.	25,615	952,308
NTPC Ltd.	420,920	1,657,831
Phoenix Mills Ltd. (The)	176,197	2,824,028
Polycab India Ltd.	19,799	1,448,749
Total		27,461,540
Mexico 1.7%
BBB Foods, Inc., Class A(a)	118,916	4,206,059
Vista Energy SAB de CV, ADR(a)	47,816	3,608,673
Total		7,814,732
Poland 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	196,289	4,643,018
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	911,435	0
Singapore 0.3%
Sea Ltd. ADR(a)	16,802	1,391,374

Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 3.6%
Capitec Bank Holdings Ltd.	38,535	9,467,823
FirstRand Ltd.	1,069,191	5,473,522
Valterra Platinum Ltd.	24,592	2,067,152
Total		17,008,497
South Korea 19.5%
Coupang, Inc., Class A(a)	205,349	3,876,989
Doosan Co., Ltd.	5,409	3,928,116
Doosan Enerbility Co., Ltd.(a)	24,884	1,563,660
Hanwha Aerospace Co., Ltd.	6,313	5,383,137
HD Hyundai Co., Ltd.	15,555	2,608,730
HD Hyundai Electric Co., Ltd.	8,823	4,999,889
HD Hyundai Heavy Industries Co., Ltd.	4,682	1,499,739
HD Hyundai Marine Solution Co., Ltd.	18,446	2,277,624
KB Financial Group, Inc.	59,367	5,828,086
Samsung Biologics Co., Ltd.(a)	2,149	2,202,437
Samsung Electro-Mechanics Co., Ltd.	8,572	2,455,957
Samsung Electronics Co., Ltd.	277,422	32,447,663
SK Hynix, Inc.	39,415	22,362,696
Total		91,434,723
Taiwan 25.9%
Accton Technology Corp.	176,672	8,716,497
ASPEED Technology, Inc.	12,000	4,136,337
Chroma ATE, Inc.	61,000	2,927,051
Delta Electronics, Inc.	112,000	5,050,122
Elite Material Co., Ltd.	43,000	3,669,897
eMemory Technology, Inc.	33,000	2,809,819
Gold Circuit Electronics Ltd.	108,000	3,045,373
Jentech Precision Industrial Co., Ltd.	42,000	5,281,025
Lite-On Technology Corp.	748,000	3,423,023
Common Stocks (continued)
Issuer	Shares	Value ($)
MediaTek, Inc.	98,000	4,700,587
Taiwan Semiconductor Manufacturing Co., Ltd.	1,176,838	68,061,867
Unimicron Technology Corp.	672,000	9,832,953
Total		121,654,551
Turkey 1.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	312,652	1,377,830
BIM Birlesik Magazalar AS	235,866	3,635,631
Total		5,013,461
United Arab Emirates 2.1%
ADNOC Drilling Co. PJSC	1,473,943	2,084,452
Aldar Properties PJSC(a)	1,572,697	3,399,266
Emaar Properties PJSC	1,378,923	4,512,440
Total		9,996,158
United Kingdom 1.8%
Anglogold Ashanti PLC	86,491	8,420,764
Vietnam 0.3%
Vietnam Technological & Commercial Joint Stock Bank	1,060,000	1,235,342
Total Common Stocks (Cost $348,326,756)		459,091,532

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(e),(f)	11,302,513	11,297,992
Total Money Market Funds (Cost $11,298,344)		11,297,992
Total Investments in Securities (Cost $359,625,100)		470,389,524
Other Assets & Liabilities, Net		(642,187)
Net Assets		$469,747,337
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
Columbia Variable Portfolio – Emerging Markets Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—

(e)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	18,290	44,506,957	(33,226,903)	(352)	11,297,992	(363)	38,163	11,302,513
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Emerging Markets Fund  | 2026

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1QT7007_(05/26)